Income Taxes - Income taxes (net of refunds) paid (Details) $ in Thousands	12 Months Ended
Jan. 31, 2026 USD ($)
Income Taxes
Canada federal	$ 14,626
Canada provincial	9,750
Foreign	32,872
Total	$ 57,248